SUPPLEMENT DATED AUGUST 21, 2018 TO THE

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS
DATED MAY 1, 2018

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATES JANUARY 31, 2018, AS SUPPLEMENTED

The following changes apply to the First Investors Tax Exempt Funds prospectus:

1.	In “The Funds Summary Section” for the First Investors Tax Exempt Income Fund (“Tax Exempt Income Fund”), the “Investment Objective” is deleted and replaced with the following:

Investment Objective: A high level of interest income that is exempt from federal income tax.

2.	In “The Funds Summary Section” for the First Investors Tax Exempt Opportunities Fund (“Tax Exempt Opportunities Fund”), the “Investment Objective” is deleted and replaced with the following:

Investment Objective: A high level of interest income that is exempt from federal income tax and, secondarily, total return.
3.	In “The Funds Summary Section” for the First Investors California Tax Exempt Fund (“California Tax Exempt Fund”), the “Investment Objective” is deleted and replaced with the following:

Investment Objective: A high level of interest income that is exempt from both federal and state income tax for individual residents of the state of California.

4.	In “The Funds Summary Section” for the First Investors Connecticut Tax Exempt Fund (“Connecticut Tax Exempt Fund”), the “Investment Objective” is deleted and replaced with the following:

Investment Objective: A high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Connecticut.

5.	In “The Funds Summary Section” for the First Investors Massachusetts Tax Exempt Fund (“Massachusetts Tax Exempt Fund”), the “Investment Objective” is deleted and replaced with the following:

Investment Objective: A high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Massachusetts.

6.	In “The Funds Summary Section” for the First Investors Michigan Tax Exempt Fund (“Michigan Tax Exempt Fund”), the “Investment Objective” is deleted and replaced with the following:

Investment Objective: A high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Michigan.

7.	In “The Funds Summary Section” for the First Investors Minnesota Tax Exempt Fund (“Minnesota Tax Exempt Fund”), the “Investment Objective” is deleted and replaced with the following:

Investment Objective: A high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Minnesota.

8.	In “The Funds Summary Section” for the First Investors New Jersey Tax Exempt Fund (“New Jersey Tax Exempt Fund”), the “Investment Objective” is deleted and replaced with the following:

Investment Objective: A high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New Jersey.

9.	In “The Funds Summary Section” for the First Investors New York Tax Exempt Fund (“New York Tax Exempt Fund”), the “Investment Objective” is deleted and replaced with the following:

Investment Objective: A high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New York.

10.	In “The Funds Summary Section” for the First Investors North Carolina Tax Exempt Fund (“North Carolina Tax Exempt”), the “Investment Objective” is deleted and replaced with the following:

Investment Objective: A high level of interest income that is exempt from both federal and state income tax for individual residents of the state of North Carolina.

11.	In “The Funds Summary Section” for the First Investors Ohio Tax Exempt Fund (“Ohio Tax Exempt Fund”), the “Investment Objective” is deleted and replaced with the following:

Investment Objective: A high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Ohio.

12.	In “The Funds Summary Section” for the First Investors Oregon Tax Exempt Fund (“Oregon Tax Exempt Fund”), the “Investment Objective” is deleted and replaced with the following:

Investment Objective: A high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Oregon.

13.	In “The Funds Summary Section” for the First Investors Pennsylvania Tax Exempt Fund (“Pennsylvania Tax Exempt Fund”), the “Investment Objective” is deleted and replaced with the following:

Investment Objective: A high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Pennsylvania.

14.	In “The Funds Summary Section” for the First Investors Virginia Tax Exempt Fund (“Virginia Tax Exempt Fund”), the “Investment Objective” is deleted and replaced with the following:

Investment Objective: A high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Virginia.

15.
In “The Funds Summary Section” for each Fund, the reference to “Tax Preference Item” in the first sentence under “Principal Investment Strategies” is deleted and replaced with “tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”).”

16.
In “The Funds Summary Section” for the Tax Exempt Income Fund and Tax Exempt Opportunities Fund, the second sentence under “Principal Investment Strategies” is deleted, and replaced with the following:

However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item.
17.
In “The Funds Summary Section” for the California Tax Exempt Fund, Connecticut Tax Exempt Fund, Massachusetts Tax Exempt Fund, Michigan Tax Exempt Fund, Minnesota Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund, North Carolina Tax Exempt Fund, Ohio Tax Exempt Fund, Oregon Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia Tax Exempt Fund (collectively, the “Single State Tax Exempt Funds”), the second sentence under “Principal Investment Strategies” section is deleted and replaced with the following:

However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item.
18.	In “The Funds Summary Section,” in the “Other Important Information” sub-section, the first sentence under “Tax Information” is deleted and replaced with:
Each Fund intends to distribute dividends that are generally exempt from federal income tax.
19.	In “The Funds in Greater Detail” section for the Tax Exempt Income Fund, the first sentence under “Objective” is deleted and replaced with:
The Fund seeks a high level of interest income that is exempt from federal income tax.
20.	In “The Funds in Greater Detail” section for the Tax Exempt Opportunities Fund, the first sentence under “Objectives” is deleted and replaced with:
The Fund seeks a high level of interest income that is exempt from federal income tax and, secondarily, total return.
21.	In “The Funds in Greater Detail” section for the Single State Tax Exempt Funds, the second sentence under “Objectives” is deleted.
22.
In “The Funds in Greater Detail” section for each Fund, the reference to “Tax Preference Item” in the first sentence under “Principal Investment Strategies” is deleted and replaced with “tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”).”

23.
In “The Funds in Greater Detail” section for the Tax Exempt Income Fund and Tax Exempt Opportunities Fund, the third sentence under “Principal Investment Strategies” is deleted, and replaced with the following:

However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item.
24.	In “The Funds in Greater Detail” section for the Tax Exempt Income Fund, the first sentence in the fifth paragraph under “Principal Investment Strategies” is deleted and replaced with the following:
The Fund generally pursues its investment objective by investing in municipal bonds with maturities of eight years or more (“intermediate-term” municipal bonds).
25.
In “The Funds in Greater Detail” section for the Tax Exempt Opportunities Fund, the first sentence in the fifth paragraph under “Principal Investment Strategies” is deleted and replaced with the following:

The Fund generally pursues its investment objectives by investing in municipal bonds with maturities of fifteen years or more (“long-term” municipal bonds).
26.	In “The Funds in Greater Detail” section for the Single State Tax Exempt Funds, the third sentence under “Principal Investment Strategies” is deleted and replaced with the following:

However, each Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of the state identified in the name of the Fund, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item.
27.	In the “Shareholder Information” section, the first two sentences under “What about taxes?" are deleted and replaced with the following:
Income dividends paid by the Funds will generally be excludable from gross income for federal income tax purposes (“exempt-interest dividends”). However, the Funds may buy securities that may produce taxable interest or interest that is a Tax Preference Item.
The following changes apply to the First Investors Income and Equity Funds prospectus:

1.	In “The Funds in Greater Detail” section for the Strategic Income Fund, the first sentence under “Investment Objective” for the Tax Exempt Income Fund is deleted and replaced with:
The Fund seeks a high level of interest income that is exempt from federal income tax.
2.	In “The Funds in Greater Detail” section for the Strategic Income Fund, the first sentence under “Investment Objective” for the Tax Exempt Opportunities Fund is deleted and replaced with:
The Fund seeks a high level of interest income that is exempt from federal income tax and, secondarily, total return.
3.
In “The Funds in Greater Detail” section for the Strategic Income Fund, the reference to “Tax Preference Item” in the first sentence under “Principal Investment Strategies” for the Tax Exempt Income Fund is deleted and replaced with “item of tax preference for purposes of the federal alternative minimum tax (“Tax Preference Item”).”

4.
In “The Funds in Greater Detail” section for the Strategic Income Fund, the second sentence under “Principal Investment Strategies” for the Tax Exempt Income Fund and Tax Exempt Opportunities Fund is deleted, and replaced with the following:

However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item.

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Please retain this Supplement for future reference.
TIE821